iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  8 .1%
Abacus Storage King ...................... 47,549 $ 48,232
Amotiv Ltd.
(a)
............................ 15,131 90,241
Arena REIT ............................. 47,515 112,674
AUB Group Ltd. .......................... 13,906 285,829
Aussie Broadband Ltd. ..................... 26,639 89,460
Bega Cheese Ltd. ........................ 30,856 124,517
BWP Property Group Ltd. ................... 65,569 172,048
Centuria Capital Group ..................... 80,393 107,915
Centuria Industrial REIT .................... 75,922 167,444
Charter Hall Long Wale REIT ................. 80,393 218,332
Charter Hall Retail REIT .................... 68,425 185,586
Charter Hall Social Infrastructure REIT .......... 42,772 87,806
Corporate Travel Management Ltd.
(b)
............ 7,590 71,548
Credit Corp. Group Ltd. ..................... 7,667 71,693
Cromwell Property Group ................... 192,780 59,180
HomeCo Daily Needs REIT .................. 205,275 186,579
Imdex Ltd. ............................. 59,092 135,073
Ingenia Communities Group ................. 48,297 166,014
IRESS Ltd. ............................. 21,471 121,275
Judo Capital Holdings Ltd.
(c)
.................. 112,948 129,424
Karoon Energy Ltd. ....................... 84,830 87,104
Monadelphous Group Ltd. ................... 11,254 198,702
National Storage REIT ..................... 145,707 264,794
Navigator Global Investments Ltd. ............. 26,588 52,475
nib holdings Ltd. ......................... 57,647 263,424
Nine Entertainment Co. Holdings Ltd. ........... 148,410 109,628
NRW Holdings Ltd. ....................... 50,813 174,036
Perenti Ltd. ............................. 97,359 180,706
Perseus Mining Ltd. ....................... 162,945 612,572
PEXA Group Ltd.
(c)
........................ 16,303 145,931
Premier Investments Ltd. ................... 11,611 106,522
Regis Healthcare Ltd.
(a)
..................... 21,318 98,787
Ridley Corp. Ltd. ......................... 37,077 65,570
Sandfire Resources Ltd.
(c)
................... 54,247 644,362
Service Stream Ltd. ....................... 69,411 103,645
SmartGroup Corp. Ltd. ..................... 15,640 95,094
Super Retail Group Ltd. .................... 18,955 202,348
Ventia Services Group Pty Ltd. ................ 95,744 379,637
Waypoint REIT Ltd. ....................... 74,749 126,941
6,543,148
a
Austria  —  1 .8%
EVN AG ............................... 4,182 132,854
Palfinger AG ............................ 1,598 62,178
Porr AG ............................... 2,091 78,643
UNIQA Insurance Group AG ................. 13,073 236,268
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 4,216 332,037
voestalpine AG .......................... 14,263 628,149
1,470,129
a
Belgium  —  1 .5%
Aedifica SA ............................. 5,712 452,132
Bekaert SA ............................. 3,672 162,574
Colruyt Group N.V. ........................ 3,213 118,942
Deme Group N.V. ........................ 782 127,700
Montea N.V. ............................ 2,465 211,673
Proximus SADP .......................... 14,807 122,968
1,195,989
a
Canada  —  8 .9%
Air Canada
(c)
............................ 17,476 245,610
Boardwalk Real Estate Investment Trust ......... 4,828 226,811
Security Shares Value
a
Canada (continued)
Canadian Apartment Properties REIT ........... 18,632 $ 500,500
Centerra Gold, Inc. ........................ 24,106 347,044
Dream Industrial Real Estate Investment Trust ..... 34,255 313,962
Eldorado Gold Corp.
(c)
..................... 24,310 873,711
Finning International, Inc. ................... 16,065 870,463
Granite Real Estate Investment Trust ........... 7,310 435,175
H&R Real Estate Investment Trust ............. 31,076 231,618
IGM Financial, Inc. ........................ 9,571 431,011
Linamar Corp. ........................... 4,675 282,568
Maple Leaf Foods, Inc. ..................... 9,095 165,195
OceanaGold Corp. ........................ 27,693 784,859
Onex Corp. ............................. 6,851 563,833
Paramount Resources Ltd. , Class A ............ 8,942 157,595
Parex Resources, Inc. ..................... 11,322 152,192
Transcontinental, Inc. , Class A ................ 8,789 145,485
West Fraser Timber Co. Ltd. ................. 6,222 380,650
Westshore Terminals Investment Corp.
(a)
......... 3,842 72,890
7,181,172
a
Denmark  —  2 .1%
AL Sydbank ............................ 5,916 528,406
Bavarian Nordic A.S.
(c)
..................... 9,248 275,818
D/S Norden A.S. ......................... 2,176 85,946
NKT A.S.
(c)
............................. 6,409 800,336
1,690,506
a
Finland  —  2 .6%
Hiab OYJ , Class B ........................ 4,284 247,621
Huhtamaki OYJ .......................... 10,149 353,366
Kalmar OYJ , Class B ...................... 4,403 208,459
Konecranes OYJ ......................... 7,718 845,163
Mandatum OYJ .......................... 51,425 414,150
2,068,759
a
France  —  2 .5%
Alten SA ............................... 3,434 290,045
Carmila SA ............................. 7,650 152,611
Derichebourg SA ......................... 10,914 86,772
Imerys SA .............................. 3,808 106,828
Mersen SA ............................. 2,516 70,170
Metropole Television SA .................... 5,882 83,993
North Atlantic Energies ..................... 272 13,834
Opmobility ............................. 6,392 119,337
Rubis SCA ............................. 8,534 320,430
Societe BIC SA .......................... 2,346 141,747
Television Francaise 1 SA ................... 10,863 106,086
Vallourec SACA .......................... 19,363 355,657
Vicat SACA ............................. 1,836 163,386
2,010,896
a
Germany  —  3 .5%
1&1 AG ............................... 2,142 62,013
Aurubis AG
(a)
............................ 3,604 521,684
Befesa SA
(d)
............................ 4,539 156,864
flatexDEGIRO AG ........................ 9,826 420,965
Freenet AG ............................. 14,450 497,763
Hornbach Holding AG & Co. KGaA ............. 1,224 119,932
K+S AG , Registered ....................... 21,148 307,856
Kloeckner & Co. SE ....................... 6,664 63,016
Krones AG ............................. 1,581 250,465
United Internet AG , Registered ................ 9,656 311,645
Wacker Neuson SE ....................... 3,281 94,083
2,806,286
a

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  —  0 .2%
Cafe de Coral Holdings Ltd. .................. 34,000 $ 21,493
CITIC Telecom International Holdings Ltd. ........ 204,000 64,755
Luk Fook Holdings International Ltd. ............ 34,000 102,660
188,908
a
Ireland  —  0 .5%
Glanbia PLC ............................ 22,763 390,298
a
Israel  —  1 .4%
Cellcom Israel Ltd. ........................ 13,192 155,369
Delta Galil Ltd. .......................... 1,292 70,553
Formula Systems 1985 Ltd.
(a)
................. 1,139 192,375
IDI Insurance Co. Ltd. ...................... 986 74,805
Isracard Ltd. ............................ 21,760 106,669
Kenon Holdings Ltd. ....................... 2,346 154,643
Oil Refineries Ltd. ........................ 260,899 81,189
Partner Communications Co. Ltd. .............. 15,081 182,273
Summit Real Estate Holdings Ltd. .............. 4,522 87,966
1,105,842
a
Italy  —  4 .2%
Anima Holding SpA
(d)
...................... 3,000 21,359
Azimut Holding SpA ....................... 12,954 539,635
Banca Generali SpA ....................... 6,596 440,307
Banca Popolare di Sondrio SpA ............... 10,506 204,229
BFF Bank SpA
(c) (d)
........................ 21,318 236,253
Cementir Holding N.V. ..................... 4,828 105,924
Credito Emiliano SpA ...................... 7,276 129,993
Danieli & C Officine Meccaniche SpA ........... 1,411 83,118
De' Longhi SpA .......................... 8,262 351,714
El.En. SpA ............................. 5,627 91,517
Enav SpA
(d)
............................. 29,835 164,880
Maire SpA ............................. 16,762 254,605
Saipem SpA ............................ 153,544 434,683
Tamburi Investment Partners SpA .............. 12,937 139,199
Webuild SpA ............................ 55,641 221,613
3,419,029
a
Japan  —  26 .0%
77 Bank Ltd. (The) ........................ 8,500 409,315
ADEKA Corp. ........................... 10,200 252,940
Ai Holdings Corp. ......................... 5,100 92,063
Aichi Financial Group, Inc. ................... 5,100 149,926
Airport Facilities Co. Ltd. .................... 1,700 10,997
Airtrip Corp. ............................ 1,700 8,237
Aisan Industry Co. Ltd. ..................... 3,400 48,632
Alconix Corp. ........................... 3,400 54,562
Alpen Co. Ltd. ........................... 1,700 24,949
and ST HD Co. Ltd. ....................... 3,400 62,459
AOKI Holdings, Inc. ....................... 3,400 39,314
Aoyama Trading Co. Ltd. .................... 5,100 82,583
Arata Corp. ............................. 3,400 66,798
ARCLANDS CORP. ....................... 5,100 62,945
Arcs Co. Ltd. ............................ 5,100 110,211
Arisawa Manufacturing Co. Ltd. ............... 3,400 37,388
Asahi Diamond Industrial Co. Ltd. .............. 5,100 27,069
Awa Bank Ltd. (The) ....................... 3,400 95,109
Axial Retailing, Inc. ....................... 8,500 62,567
Bank of Nagoya Ltd. (The) ................... 5,100 141,534
Bank of Saga Ltd. (The) .................... 1,700 43,901
Bank of the Ryukyus Ltd. ................... 5,100 60,307
Belc Co. Ltd. ............................ 1,700 81,841
Bell System24 Holdings, Inc. ................. 3,400 31,239
Canon Electronics, Inc. ..................... 1,700 39,517
CCI Group, Inc. .......................... 22,100 114,150
Security Shares Value
a
Japan (continued)
Chiyoda Co. Ltd. ......................... 3,400 $ 23,677
Chiyoda Corp.
(c)
.......................... 18,700 87,660
Chubu Shiryo Co. Ltd. ..................... 3,400 37,553
Chuo Spring Co. Ltd. ...................... 1,700 38,203
Citizen Watch Co. Ltd. ..................... 25,500 207,466
Create SD Holdings Co. Ltd. ................. 3,400 72,468
Daido Metal Co. Ltd. ....................... 5,100 31,908
Daihen Corp. ........................... 1,700 108,481
Daiichikosho Co. Ltd. ...................... 8,500 91,447
Dainichiseika Color & Chemicals Manufacturing Co.
Ltd. ................................ 1,700 45,083
Daishi Hokuetsu Financial Group, Inc. ........... 27,200 282,664
DCM Holdings Co. Ltd. ..................... 11,900 123,524
Denka Co. Ltd. .......................... 10,200 179,394
Digital Holdings, Inc. ....................... 1,700 21,791
Doshisha Co. Ltd. ........................ 1,700 35,877
Doutor Nichires Holdings Co. Ltd. .............. 3,400 56,404
DyDo Group Holdings, Inc. .................. 1,700 27,470
Eagle Industry Co. Ltd. ..................... 3,400 62,018
EDION Corp. ........................... 8,500 114,987
Eizo Corp. ............................. 3,400 48,632
Exedy Corp. ............................ 3,400 121,940
FCC Co. Ltd. ............................ 3,400 80,826
Ferrotec Corp. ........................... 5,100 163,760
First Bank of Toyama Ltd. (The) ............... 6,800 78,933
Fudo Tetra Corp. ......................... 1,700 28,799
Fuji Co. Ltd. ............................ 3,400 46,362
Fuji Seal International, Inc. .................. 5,100 102,327
Fujibo Holdings, Inc. ....................... 1,700 89,929
Fukuyama Transporting Co. Ltd. ............... 3,400 95,922
Furukawa Co. Ltd. ........................ 3,400 83,519
Fuso Chemical Co. Ltd. .................... 1,700 69,298
Futaba Industrial Co. Ltd. ................... 6,800 45,480
Glory Ltd. .............................. 5,100 129,127
GMO Financial Holdings, Inc. ................. 3,400 18,920
Godo Steel Ltd. .......................... 1,700 42,815
Gunze Ltd. ............................. 3,400 93,002
H2O Retailing Corp. ....................... 10,200 134,099
Hakuto Co. Ltd. .......................... 1,700 42,474
Hamakyorex Co. Ltd. ...................... 6,800 76,984
Hanwa Co. Ltd. .......................... 3,400 155,781
Heiwado Co. Ltd. ......................... 3,400 62,643
HI-LEX CORP. .......................... 1,700 33,971
Hirata Corp. ............................ 3,400 51,106
Hokuetsu Corp. .......................... 13,600 77,715
Hokuhoku Financial Group, Inc. ............... 13,600 398,246
Hosokawa Micron Corp. .................... 1,700 61,177
Hyakugo Bank Ltd. (The) ................... 27,200 199,027
Hyakujushi Bank Ltd. (The) .................. 3,400 144,575
Iino Kaiun Kaisha Ltd. ...................... 10,200 92,438
Inaba Denki Sangyo Co. Ltd. ................. 11,900 194,142
Inabata & Co. Ltd. ........................ 5,100 122,006
Iriso Electronics Co. Ltd. .................... 1,700 34,900
Iseki & Co. Ltd. .......................... 1,700 20,185
Ishihara Sangyo Kaisha Ltd. ................. 3,400 59,596
Itochu Enex Co. Ltd. ....................... 5,100 61,770
JAFCO Group Co. Ltd. ..................... 6,800 104,620
Japan Wool Textile Co. Ltd. (The) .............. 6,800 77,126
Joshin Denki Co. Ltd. ...................... 1,700 29,458
Joyful Honda Co. Ltd. ...................... 5,100 69,351
Juroku Financial Group, Inc. ................. 3,400 156,371
Kaga Electronics Co. Ltd. ................... 5,100 126,304
Kaken Pharmaceutical Co. Ltd. ............... 3,400 87,221
Kameda Seika Co. Ltd. ..................... 1,700 42,274

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Kanadevia Corp. ......................... 18,700 $ 113,307
Kanamoto Co. Ltd. ........................ 3,400 85,044
Kanematsu Corp. ......................... 20,400 234,728
Kato Sangyo Co. Ltd. ...................... 3,400 139,375
KAWADA TECHNOLOGIES, Inc. .............. 1,700 47,461
Keiyo Bank Ltd. (The) ...................... 13,600 144,689
Kissei Pharmaceutical Co. Ltd. ................ 3,400 100,828
Kitz Corp. .............................. 8,500 94,715
Kiyo Bank Ltd. (The) ....................... 6,800 141,873
Koa Corp. .............................. 3,400 29,701
Kohnan Shoji Co. Ltd. ...................... 1,700 43,564
Kojima Co. Ltd. .......................... 3,400 25,850
Komeri Co. Ltd. .......................... 3,400 74,324
Komori Corp. ........................... 5,100 51,669
Konoike Transport Co. Ltd. .................. 3,400 71,342
KPP Group Holdings Co. Ltd. ................. 5,100 26,773
Kumiai Chemical Industry Co. Ltd. ............. 10,200 45,864
Kurabo Industries Ltd. ..................... 1,700 92,072
Kureha Corp. ........................... 3,400 88,580
KYB Corp. ............................. 3,400 97,019
Kyoei Steel Ltd. .......................... 1,700 26,578
Life Corp. .............................. 5,100 83,220
Lintec Corp. ............................ 5,100 143,895
Mars Group Holdings Corp. .................. 1,700 34,721
Marudai Food Co. Ltd. ..................... 1,700 23,856
Maruzen Showa Unyu Co. Ltd. ................ 1,700 89,097
Matsuda Sangyo Co. Ltd. ................... 1,700 57,221
Maxell Ltd. ............................. 5,100 78,194
MCJ Co. Ltd. ............................ 6,800 69,996
Megmilk Snow Brand Co. Ltd. ................ 5,100 105,236
Meidensha Corp. ......................... 3,400 121,082
MIRAIT ONE corp. ........................ 10,200 228,359
Mitsubishi Estate Logistics REIT Investment Corp. .. 153 129,770
Mitsuboshi Belting Ltd. ..................... 3,400 85,232
Musashino Bank Ltd. (The) .................. 3,400 105,633
Nachi-Fujikoshi Corp. ...................... 1,700 47,217
Nanto Bank Ltd. (The) ..................... 3,400 129,183
Nichicon Corp. .......................... 6,800 71,196
Nihon Nohyaku Co. Ltd. .................... 5,100 33,031
Nihon Parkerizing Co. Ltd. ................... 11,900 108,289
Nikkiso Co. Ltd. .......................... 6,800 69,073
Nippn Corp. ............................ 6,800 103,362
Nippon Carbon Co. Ltd. .................... 1,700 47,921
Nippon Denko Co. Ltd. ..................... 11,900 27,212
Nippon Light Metal Holdings Co. Ltd. ............ 6,800 110,664
Nippon Seiki Co. Ltd. ...................... 5,100 71,078
Nippon Signal Co. Ltd. ..................... 5,100 42,638
Nippon Soda Co. Ltd. ...................... 5,100 117,976
Nippon Yakin Kogyo Co. Ltd. ................. 1,700 49,065
Nishi-Nippon Financial Holdings, Inc. ........... 15,300 313,866
Nishio Holdings Co. Ltd. .................... 1,700 51,402
Nisshin Oillio Group Ltd. (The) ................ 3,400 113,943
Nisshinbo Holdings, Inc. .................... 17,000 142,606
Nissui Corp. ............................ 34,000 247,979
Nittetsu Mining Co. Ltd. ..................... 6,800 97,151
Nitto Kogyo Corp. ........................ 3,400 89,398
Nojima Corp. ............................ 20,400 154,964
Noritake Co. Ltd. ......................... 3,400 124,132
Noritsu Koki Co. Ltd. ...................... 6,800 80,723
Noritz Corp. ............................ 3,400 43,228
North Pacific Bank Ltd. ..................... 39,100 211,513
NPR-RIKEN CORP. ....................... 3,400 78,502
NS United Kaiun Kaisha Ltd. ................. 1,700 66,205
Oki Electric Industry Co. Ltd. ................. 10,200 129,752
Security Shares Value
a
Japan (continued)
Okinawa Financial Group, Inc. ................ 1,700 $ 51,649
Okura Industrial Co. Ltd. .................... 200 6,216
Optex Group Co. Ltd. ...................... 3,400 55,547
Optorun Co. Ltd. ......................... 3,400 41,453
Osaka Organic Chemical Industry Ltd. ........... 1,700 43,550
Osaki Electric Co. Ltd. ..................... 3,400 26,992
OSG Corp. ............................. 8,500 124,082
Oyo Corp. .............................. 1,700 30,454
Pacific Industrial Co. Ltd.
(c)
.................. 6,800 140,208
Pack Corp. (The) ......................... 5,100 42,049
Pasona Group, Inc. ....................... 1,700 21,929
PIA Corp.
(a) (c)
............................ 1,700 28,815
PILLAR Corp. ........................... 1,700 52,052
Pilot Corp. ............................. 3,400 105,982
Piolax, Inc. ............................. 1,700 18,818
Press Kogyo Co. Ltd. ...................... 8,500 44,091
Prima Meat Packers Ltd. .................... 3,400 57,836
Qol Holdings Co. Ltd. ...................... 1,700 23,225
Rengo Co. Ltd. .......................... 25,500 197,859
Retail Partners Co. Ltd. ..................... 3,400 29,140
Riken Vitamin Co. Ltd. ..................... 1,700 32,170
Ryobi Ltd. .............................. 3,400 59,537
S Foods, Inc. ........................... 1,700 29,521
Sakai Chemical Industry Co. Ltd. .............. 1,700 34,554
Sakai Moving Service Co. Ltd. ................ 1,700 31,089
Sakata INX Corp. ......................... 5,100 77,183
San In Godo Bank Ltd. (The) ................. 17,000 161,589
San ju San Financial Group, Inc. .............. 1,700 47,789
Sanoh Industrial Co. Ltd. .................... 3,400 18,623
Sanshin Electronics Co. Ltd. ................. 1,700 33,945
Sanyo Chemical Industries Ltd. ............... 1,700 56,675
Sanyo Denki Co. Ltd. ...................... 3,400 91,128
Sato Corp. ............................. 3,400 52,122
SBS Holdings, Inc. ........................ 1,700 40,964
Seika Corp. ............................. 3,400 51,575
Seiko Group Corp. ........................ 3,400 158,175
Seiren Co. Ltd. .......................... 5,100 99,488
Senshu Ikeda Holdings, Inc. ................. 27,200 137,441
Shibaura Machine Co. Ltd. .................. 3,400 93,025
Shiga Bank Ltd. (The) ...................... 5,100 233,680
Shikoku Kasei Holdings Corp. ................ 3,400 59,704
Shindengen Electric Manufacturing Co. Ltd. ....... 1,700 36,549
Shinmaywa Industries Ltd. ................... 5,100 62,381
Ship Healthcare Holdings, Inc. ................ 8,500 142,421
Siix Corp. .............................. 3,400 28,424
Sodick Co. Ltd. .......................... 5,100 31,316
Starts Corp., Inc. ......................... 3,400 104,015
Sumida Corp. ........................... 3,400 24,870
Sumitomo Seika Chemicals Co. Ltd. ............ 1,700 58,617
Sumitomo Warehouse Co. Ltd. (The) ........... 6,800 154,282
Tachi-S Co. Ltd. .......................... 3,400 45,250
Tadano Ltd. ............................ 13,600 92,334
Takaoka Toko Co. Ltd. ..................... 1,700 42,169
Takara Standard Co. Ltd. ................... 5,100 95,086
Takasago International Corp. ................. 10,200 96,116
Tamura Corp. ........................... 8,500 32,955
Toei Co. Ltd. ............................ 3,400 118,617
Toenec Corp. ........................... 5,100 63,000
Toho Bank Ltd. (The) ...................... 25,500 88,099
TOKAI Holdings Corp. ..................... 13,600 93,870
Tokai Rika Co. Ltd. ........................ 6,800 135,629
Tokuyama Corp. ......................... 8,500 223,693
Tokyo Electron Device Ltd. .................. 1,700 36,927
Tokyo Kiraboshi Financial Group, Inc. ........... 3,400 188,916

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Tokyotokeiba Co. Ltd. ...................... 1,700 $ 61,652
Tokyu Construction Co. Ltd. .................. 10,200 85,258
TOMONY Holdings, Inc. .................... 18,700 93,603
Topre Corp. ............................. 5,100 77,225
Topy Industries Ltd. ....................... 1,700 33,635
Toshiba TEC Corp. ........................ 3,400 59,650
Toyo Kanetsu KK ......................... 3,400 53,898
TPR Co. Ltd. ............................ 6,800 56,072
Transcosmos, Inc. ........................ 3,400 84,214
TRE Holdings Corp. ....................... 5,100 52,479
Trusco Nakayama Corp. .................... 5,100 78,378
Tsubakimoto Chain Co. ..................... 10,200 150,613
Tsugami Corp. ........................... 5,100 93,718
Tsukishima Holdings Co. Ltd. ................. 3,400 61,280
Tv Tokyo Holdings Corp. .................... 100 2,933
UACJ Corp. ............................ 17,000 230,268
United Super Markets Holdings, Inc. ............ 8,566 49,436
Ushio, Inc. ............................. 8,500 136,025
Valor Holdings Co. Ltd. ..................... 5,100 109,729
Wakita & Co. Ltd. ......................... 5,100 62,821
Warabeya Nichiyo Holdings Co. Ltd. ............ 1,700 35,610
YAMABIKO Corp. ........................ 5,100 96,881
Yamae Group Holdings Co. Ltd. ............... 1,700 27,504
Yamaichi Electronics Co. Ltd. ................. 1,700 63,403
Yamanashi Chuo Bank Ltd. (The) .............. 3,400 87,636
Yamazen Corp. .......................... 5,100 48,403
Yellow Hat Ltd. .......................... 6,800 71,199
Yodoko Ltd. ............................ 13,600 118,193
Yondoshi Holdings, Inc. ..................... 1,700 19,396
Yurtec Corp. ............................ 3,400 59,791
21,016,279
a
Netherlands  —  1 .1%
Eurocommercial Properties N.V. ............... 4,913 150,320
Koninklijke BAM Groep N.V. ................. 30,294 330,374
Signify N.V.
(d)
............................ 14,654 360,363
Sligro Food Group N.V.
(a)
.................... 2,771 32,853
873,910
a
Norway  —  1 .8%
Aker Solutions ASA ....................... 30,124 92,096
BW LPG Ltd.
(d)
.......................... 10,727 139,702
DNO ASA .............................. 94,554 149,221
Elkem ASA
(c) (d)
........................... 32,351 97,554
Hoegh Autoliners ASA ..................... 12,155 117,642
MPC Container Ships ASA .................. 41,055 71,554
SpareBank 1 SMN ........................ 14,178 289,561
Subsea 7 SA ............................ 26,860 539,081
1,496,411
a
Poland  —  1 .0%
Cyfrowy Polsat SA
(c)
....................... 18,394 62,364
Orange Polska SA ........................ 75,718 214,523
PGE Polska Grupa Energetyczna SA
(c)
.......... 103,479 252,899
Tauron Polska Energia SA
(c)
.................. 124,661 299,377
829,163
a
Portugal  —  0 .2%
Sonae SGPS SA ......................... 92,361 174,971
a
Singapore  —  1 .2%
Bumitama Agri Ltd. ........................ 30,600 32,138
Digital Core REIT Management Pte Ltd. ......... 100,300 51,095
First Resources Ltd. ....................... 49,300 80,149
Frasers Centrepoint Trust ................... 151,332 273,970
Golden Agri-Resources Ltd.
(a)
................. 770,100 170,550
Security Shares Value
a
Singapore (continued)
Hafnia Ltd.
(a)
............................ 31,892 $ 171,787
iFAST Corp. Ltd.
(a)
........................ 18,700 138,325
Riverstone Holdings Ltd.
(a)
................... 61,200 41,390
Singapore Post Ltd.
(a)
...................... 171,700 54,070
1,013,474
a
Spain  —  2 .4%
Acerinox SA ............................ 28,288 418,722
Almirall SA ............................. 9,061 136,196
Atresmedia Corp. de Medios de Comunicacion SA .. 10,421 59,608
CIE Automotive SA ........................ 6,885 240,078
Colonial SFL Socimi SA .................... 42,483 272,102
Construcciones y Auxiliar de Ferrocarriles SA ...... 2,023 139,682
Gestamp Automocion SA
(d)
.................. 15,793 56,214
Global Dominion Access SA
(d)
................ 11,084 42,970
Neinor Homes SA
(c) (d)
...................... 5,967 132,965
Unicaja Banco SA
(d)
....................... 133,042 432,919
1,931,456
a
Sweden  —  7 .5%
AddLife AB , Class B ....................... 13,158 226,166
Alleima AB ............................. 23,120 203,722
Arjo AB , Class B ......................... 23,545 81,514
Avanza Bank Holding AB ................... 15,521 589,436
Betsson AB , Class B ...................... 12,682 202,414
Bravida Holding AB
(d)
...................... 23,987 233,011
Bufab AB .............................. 15,878 172,604
Bure Equity AB .......................... 6,392 169,975
Catena AB ............................. 5,134 251,388
Clas Ohlson AB , Class B .................... 4,420 145,323
Cloetta AB , Class B ....................... 21,318 93,687
Electrolux Professional AB , Class B ............ 25,857 181,729
Granges AB ............................ 12,002 189,212
Hexpol AB , Class B ....................... 31,178 296,541
Husqvarna AB , Class B ..................... 40,120 201,122
Kinnevik AB , Class B
(c)
..................... 28,628 258,095
Lindab International AB ..................... 8,721 196,009
Loomis AB , Class B ....................... 8,211 346,838
MEKO AB .............................. 4,573 36,034
Modern Times Group MTG AB , Class B
(c)
......... 11,237 139,592
NCC AB , Class B ......................... 10,081 240,055
Nolato AB , Class B ........................ 22,644 151,582
Nordnet AB publ ......................... 23,698 691,263
Peab AB , Class B ........................ 19,431 179,198
Thule Group AB
(d)
......................... 12,716 328,435
Vitec Software Group AB , Class B ............. 3,995 133,686
Vitrolife AB ............................. 8,908 131,866
6,070,497
a
Switzerland  —  6 .3%
ALSO Holding AG , Registered ................ 663 178,945
Autoneum Holding AG ..................... 272 57,395
Basilea Pharmaceutica Ag Allschwil , Registered
(c)
... 1,479 101,944
Bucher Industries AG , Registered .............. 799 368,754
Burckhardt Compression Holding AG ........... 374 256,250
Cembra Money Bank AG .................... 3,519 440,731
COSMO Pharmaceuticals N.V. ................ 1,054 138,823
dormakaba Holding AG ..................... 3,570 288,821
Galenica AG
(d)
........................... 6,001 740,181
Implenia AG , Registered .................... 1,768 169,557
Kardex Holding AG , Registered ............... 714 247,279
Komax Holding AG , Registered
(c)
.............. 476 38,183
Landis+Gyr Group AG
(c)
.................... 3,094 198,944
Montana Aerospace AG
(c) (d)
.................. 3,264 116,081
St Galler Kantonalbank AG , Registered .......... 323 232,580

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Stadler Rail AG .......................... 6,477 $ 163,736
Sulzer AG , Registered ..................... 2,023 373,503
Tecan Group AG , Registered ................. 1,513 242,914
Valiant Holding AG , Registered ............... 1,870 355,726
Vontobel Holding AG , Registered .............. 3,162 255,453
Zehnder Group AG , Registered ............... 1,071 109,306
5,075,106
a
United Kingdom  —  14 .4%
Aberdeen Group PLC ...................... 214,557 591,954
Bakkavor Group PLC
(d)
..................... 20,587 66,046
Balfour Beatty PLC ....................... 59,466 567,179
Bodycote PLC ........................... 20,536 193,217
Breedon Group PLC ....................... 33,082 146,800
C&C Group PLC ......................... 44,200 80,432
Clarkson PLC ........................... 3,247 166,593
Computacenter PLC ....................... 6,664 261,913
Currys PLC ............................. 124,406 210,724
Derwent London PLC ...................... 12,631 294,673
Dowlais Group PLC ....................... 149,668 169,152
Drax Group PLC ......................... 41,259 465,498
Firstgroup PLC .......................... 65,416 168,066
Frasers Group PLC
(c)
...................... 12,869 117,036
Future PLC ............................. 11,424 81,076
Genuit Group PLC ........................ 29,869 130,962
Grafton Group PLC , CDI .................... 20,740 260,718
Great Portland Estates PLC .................. 46,580 199,434
Greencore Group PLC ..................... 51,901 177,698
Greggs PLC ............................ 11,526 259,808
IG Group Holdings PLC .................... 39,882 706,055
IntegraFin Holdings PLC .................... 30,005 145,055
ITV PLC ............................... 397,851 438,817
Johnson Matthey PLC ..................... 19,958 572,538
Jupiter Fund Management PLC ............... 49,776 106,365
Keller Group PLC ........................ 8,007 179,812
Lancashire Holdings Ltd. .................... 29,019 250,308
Lion Finance Group PLC .................... 3,859 482,466
Man Group PLC ......................... 138,822 426,323
Mitchells & Butlers PLC
(c)
................... 30,039 105,884
Ninety One PLC ......................... 30,583 89,106
OSB Group PLC ......................... 42,925 367,611
Paragon Banking Group PLC ................. 22,780 262,385
Security Shares Value
a
United Kingdom (continued)
Playtech PLC ........................... 26,350 $ 100,190
Premier Foods PLC ....................... 78,982 183,757
Rank Group PLC ......................... 21,760 29,126
Rathbones Group PLC ..................... 6,783 175,676
Serco Group PLC ........................ 119,340 448,603
Shaftesbury Capital PLC .................... 176,120 343,557
Supermarket Income REIT PLC ............... 152,320 167,090
TBC Bank Group PLC ..................... 5,304 289,864
TP ICAP Group PLC ...................... 89,794 313,554
TUI AG
(a) (c)
............................. 53,108 555,053
Vesuvius PLC ........................... 22,253 118,693
Zigup PLC ............................. 25,355 131,070
11,597,937
a
Total Long-Term Investments — 99.2%
(Cost: $ 71,505,217 ) ................................. 80,150,166
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e) (f) (g)
...................... 1,554,339 1,555,116
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(e) (f)
............................. 20,464 20,464
a
Total Short-Term Securities — 2.0%
(Cost: $ 1,575,580 ) .................................. 1,575,580
Total Investments —  101.2%
(Cost: $ 73,080,797 ) ................................. 81,725,746
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (970,060)
Net Assets — 100.0% ................................. $ 80,755,686
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 635,607 $ 919,554
(a)
$ — $ (75) $ 30 $ 1,555,116 1,554,339 $ 3,550
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... — 20,464
(a)
— — — 20,464 20,464 1,400 —
$ (75) $ 30
$ 1,575,580
$ 4,950 $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Developed Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 6 03/12/26 $ 131 $ 789
Mini S&P/TSX 60 Index ................................................................. 2 03/19/26 136 332
STOXX Europe 600 Index ................................................................ 9 03/20/26 315 5,539
$ 6,660
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,335,713  $ 67,742,905  $ 71,548  $ 80,150,166
Short-Term Securities
Money Market Funds ...................................... 1,575,580  —  —  1,575,580
$ 13,911,293  $ 67,742,905  $ 71,548  $ 81,725,746
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,660  $ —  $ —  $ 6,660
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust